SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Weighted average common shares outstanding	3,273,092,114	1,977,488,957	312,626,670
Effect of dilutive securities-when applicable: convertible promissory notes	95,911,155	142,079,692	1,014,701,330
Effect of dilutive securities-when applicable: preferred stock	13,996,767	13,996,767	13,996,767
Effect of dilutive securities-when applicable: Common stock options	8,000,000
Effect of dilutive securities-when applicable: warrants	6,814,782	12,165,260	500,000
Adjusted weighted-average shares and assumed conversions	3,397,814,818	2,145,730,676	1,341,824,767